Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	$ 692
Less: imputed lease interest	(111)
Total lease liabilities	581
Current portion	261	$ 207		$ 236
Non-current portion	$ 320	$ 271		$ 257
Average incremental borrowing rate applied to the lease liabilities	15.78%	15.60%
Cash outflows related to leases	$ 300	$ 200	$ 200
2022
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	327
2023
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	193
2024
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	129
2025
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	$ 43